GOING CONCERN	12 Months Ended
Dec. 31, 2025
Going concern [Abstract]
GOING CONCERN	GOING CONCERN
2.1Management Statement
The Company’s consolidated financial statements were prepared based on the going concern assumption, going to considers that the Company will maintain its operations in the normal course of business and will be able to meet its obligations as they become due.

Management assessed the Company’s ability to continue as a going concern considering a minimum horizon of 12 months from the authorization date for the issuance of these financial statements, including subsequent events occurring up to that date.
In carrying out this assessment, the following were considered:
• The business plan approved by the Board of Directors;
• The implementation of financial restructuring measures throughout 2025;
• The judicial confirmation of the Reorganization Plan in December 2025;
• The completion of the reorganization process in February 2026;
• The updated projections of cash flow and liquidity position.
Based on these analyses, even with the negative working capital, Management concluded that there are no relevant uncertainties that may raise significant doubt about the Company’s ability to continue operating in the foreseeable future, and therefore the use of the going concern assumption is appropriate.
Financial Restructuring and Chapter 11 Process
Context and Start of the Process
During the first quarter of 2025, the Company implemented measures aimed at improving its liquidity and reducing leverage, including renegotiations with financial creditors, lessors, and suppliers, as well as a public offering of shares and the partial restructuring of debt instruments.
On May 28, 2025, the Company initiated a voluntary financial reorganization process under Chapter 11 of the U.S. Bankruptcy Code, with the objective of:
• Significantly reducing its indebtedness;
• Adjusting lease agreements;
• Strengthening its liquidity;
• Restructuring its capital structure and governance.
During the process, the Company entered into an agreement related to the General Unsecured Claims (“GUC”), which correspond to unsecured, non‑priority claims represented by the Official Committee of Unsecured Creditors (“UCC”), and the following terms were defined in the Plan:
•creditors with claims exceeding US$12.5 million may choose to receive a portion of a total of US$20 million in cash or participate in the “Fundo GUC”, which provides subscription warrants of up to 5.5% of the Company’s share capital, subject to the Company’s market value, in addition to additional payments tied to future financial performance and coverage of certain administrative expenses;
•creditors with claims below US$12.5 million will receive a portion of a total of US$3.0 million; and
•specific negotiations were established with strategic suppliers.
The process also received support from key creditors, lessors, and strategic investors. Debtor-in-Possession (DIP) financing was obtained, intended for refinancing certain obligations and strengthening liquidity during the reorganization period.
Throughout the process, the Company maintained its operations in the normal course of business.
Plan Confirmation
On December 12, 2025, the court approved the Reorganization Plan (“Plan”), representing an important and binding milestone in the process.
The Plan included, among other aspects:
• Conversion of the 1L and 2L debts into equity;
• Implementation of a debt capitalization public offering;
• Public offering by new capital;
• Implementation of a Management Incentive Plan;
• Conversion of preferred shares into common shares;
• Restructuring of corporate governance; and
• Transition to a broadly dispersed shareholder structure with no controlling shareholder.
As of December, 2025, the Company recognized in its accounting the effects arising from the extinguishment and modification of financial obligations, renegotiations of lease agreements, and other contractual changes already completed. On February 20, 2026, the Company completed its formal exit from the Chapter 11 process, following the verification of the conditions set forth in the Plan.

2.2Non-binding Memorandum of Understanding
In September 2025, the Company, in continuity with the Material Fact disclosed on January 15, 2025, announced the termination of commercial discussions with the parent company of Gol Linhas Aéreas Inteligentes S.A. (“Gol”), which were formalized in the Non-Binding Memorandum of Understanding (“MoU”), outlining the terms and conditions of a potential business combination between Azul and Gol. As of December 31, 2025, there is no obligation or contingent liability related to this transaction.
2.3Net working capital and capital structure
As of December 31, 2025, the Company's working capital and liquid equity position are as shown below:

	December 31,		December 31,
Description	2025	2024	Variation	2023	Variation

Net working capital	(23,169,625)	(15,684,277)	(7,485,348)	(9,704,733)	(5,979,544)
Equity	(29,038,062)	(30,435,270)	1,397,208	(21,327,848)	(9,107,422)
The variation in the net working capital balance is mainly due to the raising of financing in the form of DIP to settle other debts. This financing is part of the Company’s restructuring plan.
The variation in equity is mainly due to the Company's net income for the period, in the amount of R$124,858, and the effects related to capital increases as part of the restructuring, totaling R$1,202,650.